Stated capital (Details) - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Stated capital.
Beginning Balance, Number of shares	332,519
Shares issued on exercise of options (in shares)	697
Ending Balance, Number of shares	333,216
Beginning balance, Equity	$ 347,354	$ 1,360,230
Shares repurchased and canceled through buyback program		(10,022)
Ending balance, Equity	(265,964)	464,345	[1]
Stated capital net of issue costs
Stated capital.
Beginning balance, Equity	5,394,812	5,311,953
Shares issued on exercise of options	4,823	89,432
Shares repurchased and canceled through buyback program		(10,022)
Ending balance, Equity	5,399,635	$ 5,391,363	[1]
Share capital
Stated capital.
Beginning balance, Equity	100,311
Shares issued on exercise of options	209
Ending balance, Equity	100,520
Share capital net of issue costs
Stated capital.
Beginning balance, Equity	99,756
Shares issued on exercise of options	209
Ending balance, Equity	99,965
Share premium
Stated capital.
Beginning balance, Equity	5,324,525
Shares issued on exercise of options	4,614
Ending balance, Equity	5,329,139
Share premium net of issue costs
Stated capital.
Beginning balance, Equity	5,295,056
Shares issued on exercise of options	4,614
Ending balance, Equity	$ 5,299,670

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).